Pension Plans and Other Postretirement Benefit Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Statement [Line Items]
Pension Plans and Other Postretirement Benefit Plans
Note 11. Pension Plans and Other Postretirement Benefit Plans
Sphere Entertainment sponsors several pension, savings and postretirement benefit plans including the defined benefit pension plans (“Pension Plans”), postretirement benefit plan (“Postretirement Plan”), The Madison Square Garden 401(k) Savings Plan and the MSG Entertainment Group, LLC Excess Savings Plan (collectively, the “Savings Plans”), and The Madison Square Garden 401(k) Union Plan (the “Union Savings Plan”). Certain of these Pension Plans and the Postretirement Plan, such as the Cash Balance Plan and Excess Plans, historically included participants of the Company as well as Sphere Entertainment and MSG Sports (“Shared Plans”). Other plans, such as the Union Plan, only included participants of the Company and not of MSG Sports and Sphere Entertainment (“Direct Plan”). See Note 15. Pension Plans and Other Postretirement Benefit Plans, included in the Company’s Audited Combined Annual Financial Statements for more information regarding these plans.
Defined Benefit Pension Plans and Postretirement Benefit Plan
For the historical periods, Sphere Entertainment was the legal sponsor of the Pension Plans and Postretirement Plan. For purposes of the condensed combined financial statements, it was determined that these plans’ assets and liabilities were attributable to the Company. Therefore, the condensed combined financial statements reflect the full impact of the Shared Plans and the Direct Plan on both the condensed combined statements of operations and condensed combined balance sheets. The pension expense and liabilities related to employees of other Sphere Entertainment businesses participating in the Shared Pension Plans and Postretirement Plan were immaterial for the three and nine months ended March 31, 2023 and 2022.
The following table presents components of net periodic benefit cost for the Pension Plans and Postretirement Plan included in the accompanying condensed combined statements of operations for the three and nine months ended March 31, 2023 and 2022. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans		Postretirement Plan
	Three Months Ended March 31,		Three Months Ended March 31,
	2023	2022	2023	2022
Service cost	$30	$25	$8	$9
Interest cost	927	928	11	12
Expected return on plan assets	(1,504)	(1,504)	—	—
Recognized actuarial loss	314	355	9	16

Net periodic (benefit) cost	$(233)	$(196)	$28	$37

	Pension Plans		Postretirement Plan
	Nine Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Service cost	$90	$75	$24	$27
Interest cost	2,781	2,784	33	36
Expected return on plan assets	(4,512)	(4,512)	—	—
Recognized actuarial loss	1,036	1,066	27	48

Net periodic (benefit) cost	$(605)	$(587)	$84	$111

Contributions for Qualified Defined Benefit Pension Plan
Sphere Entertainment sponsors a
non-contributory,
qualified defined benefit pension plan covering certain of its union employees (the “Union Plan”). During the three and nine months ended March 31, 2023, the Company did not
make any contributions to the Union Plan.
Defined Contribution Plans
For the three and nine months ended March 31, 2023 and 2022, expenses related to the Savings Plans and Union Savings Plan included in the accompanying condensed combined statements of operations are as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Savings Plans	$1,367	$1,069	$3,553	$3,005
Union Savings Plan	$371	$24	$409	$45

MSGE SPINCO, INC [Member]
Statement [Line Items]
Pension Plans and Other Postretirement Benefit Plans
Note 15. Pension Plans and Other Postretirement Benefit Plans
Defined Benefit Pension Plans and Postretirement Benefit Plans
MSG Entertainment sponsors a
non-contributory,
qualified cash balance retirement plan covering its
non-union
employees (the “Cash Balance Pension Plan”) and an unfunded
non-contributory,
non-qualified
excess cash balance plan covering certain employees who participate in the underlying qualified plan (collectively, the “Cash Balance Plans”). Since March 1, 2011, the Cash Balance Pension Plan has also included the assets and liabilities of a frozen (as of December 31, 2007)
non-contributory
qualified defined benefit pension plan covering
non-union
employees hired prior to January 1, 2001. These plans are considered “Shared Plans,” as previously defined, with substantially all plan participants specifically identified to the Company.
MSG Entertainment also sponsors an unfunded
non-contributory,
non-qualified
defined benefit pension plan for the benefit of certain employees who participated in an underlying qualified plan, which was merged into the Cash Balance Pension Plan on March 1, 2011 (the “Excess Plan”). As of December 31, 2007, the Excess Plan was amended to freeze all benefits earned through December 31, 2007 and to eliminate the ability of participants to earn benefits for future service under these plans. This plan is considered a Shared Plan, as previously defined, with substantially all plan participants specifically identified to the Company.
The Cash Balance Plans were amended to freeze participation and future benefit accruals effective December 31, 2015 for all employees. Therefore, after December 31, 2015, no employee of the Company, MSG Entertainment or MSG Sports who was not already a participant may become a participant in the plans and no further annual pay credits will be made for any future year. Existing account balances under the plans will continue to be credited with monthly interest in accordance with the terms of the plans.
Lastly, MSG Entertainment sponsors a
non-contributory,
qualified defined benefit pension plan covering certain of the Company’s union employees (the “Union Plan”). Benefits payable to retirees under the Union Plan are based upon years of Benefit Service (as defined in the Union Plan document). The Union Plan is considered a Direct Plan, as previously defined.

The Cash Balance Plans, Union Plan, and Excess Plan are collectively referred to as the “Pension Plans.”
MSG Entertainment also sponsors a contributory welfare plan which provides certain postretirement healthcare benefits to certain employees of the Company hired prior to January 1, 2001, who are eligible to commence receipt of early or normal benefits under the Cash Balance Pension Plan, and their dependents, as well as certain union employees (“Postretirement Plan”).
For the historical periods, MSG Entertainment was the legal sponsor of the Pension Plans and Postretirement Plan. For purposes of the combined financial statements, it was determined that these plans’ assets and liabilities were attributable to the Company. Therefore, the combined financial statements reflect the full impact of the Shared Plans and the Direct Plan on both the combined statements of operations and combined balance sheets. The pension expense related to employees of other MSG Entertainment businesses participating in the Shared Plans were immaterial for Fiscal Years 2022, 2021 and 2020.
The following table summarizes the projected benefit obligations, assets, funded status and the amounts recorded on the Company’s combined balance sheets as of June 30, 2022 and 2021, associated with the Pension Plans and Postretirement Plan based upon actuarial valuations as of those measurement dates.

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of period	$171,897	$174,892	$3,218	$3,658
Service cost	120	96	32	47
Interest cost	3,708	3,385	42	45
Actuarial loss (gain) (a)	(33,344)	1,981	(501)	(76)
Benefits paid	(6,465)	(4,410)	(328)	(390)
Curtailments	—	(91)	—	—
Plan settlements paid	—	(3,777)	—	—
Other	—	(179)	—	(66)

Benefit obligation at end of period	135,916	171,897	2,463	3,218

Change in plan assets:
Fair value of plan assets at beginning of period	145,651	151,756	—	—
Actual return on plan assets	(30,667)	1,969	—	—
Employer contributions	400	60	—	—
Benefits paid	(6,406)	(4,409)	—	—
Plan settlements paid	—	(3,725)	—	—

Fair value of plan assets at end of period	108,978	145,651	—	—

Funded status at end of period	$(26,938)	$(26,246)	$(2,463)	$(3,218)

(a)
In Fiscal Year 2022, the actuarial gains on the benefit obligations were primarily due to a net increase in discount and interest crediting rates. In Fiscal Year 2021, the actuarial losses on the benefit obligations were primarily due to a net decrease in discount and interest crediting rates.

Amounts recognized in the combined balance sheets as of June 30, 2022 and 2021 consist of:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Current liabilities (included in accrued employee related costs)	$(264)	$(259)	$(364)	$(369)
Non-current liabilities (included in defined benefit and other postretirement obligations)	(26,674)	(25,987)	(2,099)	(2,849)

	$(26,938)	$(26,246)	$(2,463)	$(3,218)

Accumulated other comprehensive loss, before income tax, as of June 30, 2022 and 2021 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Actuarial gain (loss)	$(41,910)	$(39,957)	$(251)	$(786)
The following table presents components of net periodic benefit cost for the Pension Plans and Postretirement Plan included in the accompanying combined statements of operations for Fiscal Years 2022, 2021 and 2020. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Service cost	$120	$96	$95	$32	$47	$56
Interest cost	3,708	3,385	5,261	42	45	108
Expected return on plan assets	(6,016)	(5,232)	(5,319)	—	—	—
Recognized actuarial loss	1,386	1,093	1,336	34	98	6
Settlement loss recognized (a)	—	870	67	—	—	—

Net periodic benefit cost	$(802)	$212	$1,440	$108	$190	$170
Contributory charge to Madison Square Garden Sports Corp. for participation in the Shared Plans and all allocation of costs related to the corporate employees	—	—	(173)	—	—	(26)

Net periodic benefit cost reported in the combined statements of operations	$(802)	$212	$1,267	$108	$190	$144

(a)
For Fiscal Years 2022, 2021 and 2020,
lump-sum
payments totaling $
0
, $
52
and $
551
, respectively, were distributed to vested participants of the non-qualified
excess cash balance plan, triggering the recognition of settlement losses in accordance with ASC Topic 715. Due to these pension settlements, the Company was required to remeasure its pension plan liability as of June 30, 2021 and 2020 and for Fiscal Years 2021 and 2020, respectively. The discount rates used for the projected benefit obligation and interest cost were
1.96
% and
1.30
% as of June 30, 2022, respectively,
1.77
% and
1.24
% as of June 30, 2021, respectively, and
2.95
% and
2.83
% as of June 30, 2020, respectively. Additionally, settlement charges of $
0
, $
870
and $
67
were recognized in Other income (expense), net for Fiscal Years 2022, 2021 and 2020, respectively.

Other
pre-tax
changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for Fiscal Years 2022, 2021 and 2020 are as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Actuarial gain (loss), net	$(3,306)	$(5,244)	$232	$501	$76	$(277)
Recognized actuarial loss	1,386	1,093	1,336	34	98	6
Recognized prior service credit	—	—	—	—	—	—
Curtailments	—	91	—	—	65	—
Settlement loss recognized	—	870	67	—	—	—

Total recognized in other comprehensive income (loss)	$(1,920)	$(3,190)	$1,635	$535	$239	$(271)

Funded Status
The accumulated benefit obligation for the Pension Plans aggregated to $135,916 and $171,897 at June 30, 2022 and 2021, respectively. As of June 30, 2022 and 2021, each of the Pension Plans had accumulated benefit obligations and projected benefit obligations in excess of plan assets.
Pension Plans and Postretirement Plan Assumptions
Weighted-average assumptions used to determine benefit obligations (made at the end of the period) as of June 30, 2022 and 2021 are as follows:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2022	2021	2022	2021
Discount rate	4.86%	2.87%	4.62%	2.17%
Interest crediting rate	2.76%	2.32%	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	6.00%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2027	2027
Weighted-average assumptions used to determine net periodic benefit cost (made at the beginning of the period) for Fiscal Years 2022, 2021 and 2020 are as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2022	2021	2020	2022	2021	2020
Discount rate—projected benefit obligation	2.87%	2.84%	3.58%	2.17%	2.09%	3.18%
Discount rate—service cost	3.11%	3.20%	3.78%	2.65%	2.15%	3.45%
Discount rate—interest cost	1.92%	1.92%	3.21%	1.51%	1.23%	2.84%
Expected long-term return on plan assets	4.94%	4.02%	5.28%	n/a	n/a	n/a
Interest crediting rate	2.32%	1.37%	3.28%	n/a	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	n/a	6.25%	6.50%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2027	2027	2027

The discount rates were determined (based on the expected duration of the benefit payments for the plans) from the Willis Towers Watson U.S. Rate Link:
40-90
Discount Rate Model as of June 30, 2022 and 2021 to select a rate at which the Company believed the plans’ benefits could be effectively settled. This model was developed by examining the yields on selected highly rated corporate bonds. The expected long-term return on plan assets is based on a periodic review and modeling of the plans’ asset allocation structures over a long-term horizon. Expectations of returns for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward-looking economic outlook, and economic/financial market theory. The expected long-term rate of return was selected from within the reasonable range of rates determined by (i) historical returns for the asset classes covered by the investment policy and (ii) projections of returns over the long-term period during which benefits are payable to plan participants.
Plan Assets and Investment Policy
The weighted-average asset allocation of the Pension Plans’ assets at June 30, 2022 and 2021 was as follows:

	June 30,
	2022	2021
Asset Classes (a) :
Fixed income securities	78%	98%
Equity securities	14%	—%
Cash equivalents	8%	2%

	100%	100%

(a)	The Company’s target allocation for pension plan assets is 85 % fixed income securities and 15 % equity as of June 30, 2022.
Investment allocation decisions have been made by the Company’s Investment and Benefits Committee, which considers investment advice provided by the Company’s external investment consultant. The investment consultant takes into account expected long-term risks, returns, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company’s Investment and Benefits Committee. The investment consultant also considers the pension plans’ liabilities when making investment allocation recommendations. The Company’s Investment and Benefits Committee’s decisions are influenced by asset/liability studies conducted by the external investment consultant who combines actuarial considerations and strategic investment advice. The major investment categories of the pension plan assets are in cash equivalents and long duration fixed income securities that are marked-to-market
on a daily basis. As a result, the pension plan assets are subjected to interest-rate risk, specifically to a rising interest rate environment, as the majority of the pension plan assets are invested in long duration fixed income securities. However, the pension plan assets are structured in an asset/liability framework, and consequently, an increase in interest rates would cause a corresponding decrease to the overall liability of the pension plans, thus creating a hedge against rising interest rates. Additional risks involving the asset/liability framework include earning insufficient investment returns to cover future pension plan liabilities and imperfect hedging of such liabilities. In addition, a portion of the long duration fixed income securities portfolio is invested in non-government
securities that are subject to credit risk of the issuers who might default on interest and/or principal payments.

Investments at Estimated Fair Value
The cumulative fair values of the individual plan assets at June 30, 2022 and 2021 by asset class are as follows:

	Fair Value Hierarchy	June 30,
		2022	2021
Fixed income securities:
U.S. Treasury securities (a)	I	$672	$—
Money market fund (a)	I	8,311	2,753
U.S. corporate bonds (b)	II	—	100,229
Foreign issues (c)	II	—	20,119
Municipal bonds (c)	II	—	3,881
Mutual fund — equity (d)	II	15,661	—
Common collective trust (d)	II	84,334	18,669

Total investments measured at fair value		$108,978	$145,651

(a)
U.S. Treasury Securities and the money market fund are classified within Level I of the fair value hierarchy as they are valued using observable inputs that reflect quoted prices for identical assets in active markets.

(b)
U.S. corporate bonds are classified within Level II of the fair value hierarchy as they are valued using quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and evaluations based on various market and industry inputs.

(c)
Foreign issued corporate bonds and municipal bonds are classified within Level II of the fair value hierarchy as they are valued at a price that is based on a compilation of primarily observable market information or a broker quote in a non-active
over-the-counter
market.

(d)
The common collective trust (CCT) and the mutual fund, which are non-exchange
traded funds, are classified within Level II of the fair value hierarchy at their net asset value (NAV) as reported by the Trustee and investment manager, respectively. The NAV is based on the fair value of the underlying investments held by the fund which are based on quoted market prices less their liabilities. Both the CCT and the mutual fund publish their daily NAV and use such value as the basis for current transactions.

Contributions for Qualified Defined Benefit Pension Plans
During Fiscal Year 2022, the Company contributed $400 to the Union Plan. The Company expects to contribute $250 to the Union Plan in Fiscal Year 2023.
Estimated Future Benefit Payments
The following table presents estimated future fiscal year benefit payments for the Pension Plans and Postretirement Plan:

	Pension Plans	Postretirement Plan
Fiscal year ending June 30, 2023	$11,291	$370
Fiscal year ending June 30, 2024	$8,323	$320
Fiscal year ending June 30, 2025	$8,030	$304
Fiscal year ending June 30, 2026	$8,638	$280
Fiscal year ending June 30, 2027	$8,802	$228
Fiscal years ending June 30, 2028 — 2032	$44,197	$950

Defined Contribution Plans
MSG Entertainment sponsors The Madison Square Garden 401(k) Savings Plan (the “401(k) Plan”) and the MSG S&E, LLC Excess Savings Plan (collectively referred to as the “Savings Plans”). The 401(k) Plan is a multiple employer plan. For Fiscal Years 2022, 2021 and 2020, expenses related to the Savings Plans, excluding expenses related to MSG Sports employees, that are included in the accompanying combined statements of operations were $4,284, $2,274 and $3,136, respectively.
In addition, MSG Entertainment sponsors The Madison Square Garden 401(k) Union Plan (the “Union Savings Plan”). The Union Savings Plan is a multiple employer plan. For Fiscal Years 2022, 2021 and 2020, expenses related to the Union Savings Plan included in the accompanying combined statements of operations were $394, $215 and $539, respectively.
Multiemployer Plans
The Company contributes to a number of multiemployer defined benefit pension plans, multiemployer defined contribution pension plans, and multiemployer health and welfare plans that provide benefits to retired union-represented employees under the terms of collective bargaining agreements (“CBAs”).
Multiemployer Defined Benefit Pension Plans
The multiemployer defined benefit pension plans to which the Company contributes generally provide for retirement and death benefits for eligible union-represented employees based on specific eligibility/participant requirements, vesting periods and benefit formulas. The risks to the Company of participating in these multiemployer defined benefit pension plans are different from single-employer defined benefit pension plans in the following aspects:

•	Assets contributed to a multiemployer defined benefit pension plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to a multiemployer defined benefit pension plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of these multiemployer defined benefit pension plans, the Company may be required to pay those plans an amount based on the Company’s proportion of the underfunded status of the plan, referred to as a withdrawal liability. However, cessation of participation in a multiemployer defined benefit pension plan and subsequent payment of any withdrawal liability is subject to the collective bargaining process.

T
he following t
able outlines the Company’s participation in multiemployer defined benefit pension plans for Fiscal Years 2022, 2021 and 2020, and summarizes the contributions that the Company has made during each period. The “EIN” and “Pension Plan Number” columns provide the Employer Identification Number and the three-digit plan number for each applicable plan. The most recent Pension Protection Act zone status available as of June 30, 2022 and 2021 relates to the plan’s two most recent years ended which are indicated. Among other factors, plans in the red zone are generally less than
65
% funded, plans in the orange zone are both less than
80
% funded and have an accumulated funding deficiency or are expected to have a deficiency in any of the next six plan years, plans in the yellow zone are less than
80
% funded, and plans in the green zone are at least
80
% funded. The “FIP/RP Status Pending/Implemented” column indicates whether a funding improvement plan (“FIP”) for yellow/orange zone plans or a rehabilitation plan (“RP”) for red zone plans is either pending or has been implemented by the trustees of such plan. The zone status and any FIP or RP information is based on information that the Company received from the plan, and the zone status is as certified by the plan’s actuary.

The last column lists the expiration date(s) or a range of expiration dates of the CBA to which the plans are subject. There are no other significant changes that affect such comparability.

			PPA Zone Status		FIP/RP Status Pending / Implemented	Company Contributions
			As of June 30,			Years Ended June 30,
Plan Name	EIN	Pension Plan Number	2022	2021		2022	2021	2020	Surcharge Imposed	Expiration Date of CBA
Pension Fund of Local No. 1 of I.A.T.S.E.	136414973	001	Green as of 2021-12-31	Green as of 2020-12-31	No	$1,999	$194	$1,831	No	6/30/2021 - 5/1/2023
All Other Multiemployer Defined Benefit Pension Plans						1,907	584	3,137

						$3,906	$778	$4,968

The Company was listed in the following plans’ Form 5500’s as providing more than 5% of the total contributions for the following plans and plan years:

Fund Name	Exceeded 5 Percent of Total Contributions	Year Contributions to Plan Exceeded 5 Percent of Total Contributions (As of Plan’s Year-End)
Pension Fund of Local No. 1 of I.A.T.S.E	True	December 31, 2020, 2019 and 2018
32BJ/Broadway League Pension Fund	True	December 31, 2020, 2019 and 2018
Treasurers and Ticket Sellers Local 751 Pension Fund	True	August 31, 2021, 2020 and 2019
Multiemployer Defined Contribution Pension Plans
The Company contributed $5,641, $723 and $5,258 for Fiscal Years 2022, 2021 and 2020, respectively, to multiemployer defined contribution pension plans.